Consolidated Statements of Cash Flows (Unaudited) - USD ($)	9 Months Ended
	Sep. 30, 2021	Sep. 30, 2020
Cash flows from operating activities:
Net loss	$ (7,152,517)	$ (4,520,962)
Adjustments to reconcile net loss to cash used in operating activities:
Depreciation and amortization	620,666	623,660
Amortization of debt discount	1,623,921	510,252
Common stock issued for financing costs	10,000	167,614
Common stock issued in exchange for fees and services	586,457	555,440
Convertible notes issued for financing costs	59,633
Deferred taxes	29,412	(27,472)
Stock based compensation	460,146	62,600
Changes in operating assets and liabilities:
Accounts receivable	115,873	99,185
Inventory	33,979	(778)
Prepaid expenses and other current assets	(326,067)	(12,717)
Operating lease right of use assets	(5,014)	28,233
Other assets	2,437	5,899
Accounts payable	(485,433)	542,321
Accrued liabilities	(1,148,692)	288,891
Advanced payments and deferred revenues	(409,525)	115,176
Income taxes payable and other noncurrent liabilities	(11,489)	(37,471)
Related party payables	(95,741)	(248,904)
Net cash used in operating activities	(5,373,687)	(666,775)
Cash flows from investing activities:
Cash consideration for acquisition of business	(400,000)	0
Purchase of fixed assets	(25,789)	(571,563)
Net cash used in investing activities	(425,789)	(571,563)
Cash flows from financing activities:
Proceeds from issuance of preferred stock, net of issuance costs	1,050,000	483,500
Proceeds from issuance of common stock, net of issuance costs	10,317,324	0
Proceeds from issuance of convertible notes	4,516,700	3,655,000
Proceeds from loans payable	0	253,912
Repayments of convertible notes	(1,058,307)	(3,368,812)
Repayments of loans payable	(56,982)	0
Net cash provided by financing activities	14,768,735	1,023,600
Effect of exchange rates on cash and cash equivalents	(13,239)	101,492
Net increase (decrease) in cash and cash equivalents	8,956,020	(113,246)
Cash and cash equivalents at beginning of period	146,708	506,219
Cash and cash equivalents at end of period	9,102,728	392,973
Supplemental disclosure of cash flow information:
Cash paid for interest	74,299	0
Cash paid for income taxes	0	0
Supplemental disclosure of non-cash investing and financing activities:
Common stock issued for financing costs incurred in connection with convertible and promissory notes	29,750	568,400
Common stock issued to reduce accounts payable and other accrued liabilities	0	50,000
Common stock warrants issued in connection with convertible promissory notes	1,895,078	0
Conversion of convertible notes and accrued interest into common stock	1,766,297	30,000
Conversion of convertible notes and accrued interest into preferred stock	1,616,996	0
Discount for beneficial conversion features on convertible notes	$ 318,616	$ 44,129